Revenue from Contracts with Customers (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Revenue from Contracts with Customers
Schedule of disaggregation of revenue

	Three months ended March 31,
(in $ millions)	2022	2021
Travel revenue	$256	$62
Products and professional services revenue	94	64
Total revenue	$350	$126

	Year ended December 31,
(in $ millions)	2021	2020	2019
Travel revenue	$446	$468	$1,605
Products and professional services revenue	317	325	514
Total revenue	$763	$793	$2,119

Schedule of accounts receivables, net, contract assets and contract liabilities

		Contract assets
		(liabilities)	Contract liabilities
	Accounts	Client incentives, net	Deferred revenue
(in $ millions)	receivables, net (1)	(non-current)	(current)
Balance as of March 31, 2022	$554	$(8)	$25
Balance as of December 31, 2021	$375	$(3)	$18
(1)	Accounts receivables, net, exclude balances not related to contracts with customers.

		Contract assets
		(liabilities)	Contract liabilities
	Accounts	Client incentives, net	Deferred revenue
(in $ millions)	receivable, net(1)	(non-current)	(current)
Balance as of December 31, 2021	$375	$(3)	$18
Balance as of December 31, 2020	$119	$9	$18